Financial Instruments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 28,927
Warrants outstanding (in shares)	14,266,605				14,266,605		14,266,605			2,871,084
Exercise price of warrants (in dollars per share)	$ 11.50
Outstanding warrant liabilities										$ 16,188
Proceeds from exercise of preferred stock warrants							$ 9,630	$ 0	$ 117
Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent					$ 5,421		5,421			369
Contingent earnout liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent					9,023		9,023
Loss on equity issuance					(19,904)	$ 0	(19,904)	0
Series B-2 tranche liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current										4,702
Series B-3 Warrant liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current			$ 10,047	$ 4,654						$ 15,819
Gain on expired warrants	$ 18
Tranche and warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on equity issuance			$ 3,425	$ 584	2,812	$ 0	(660)	$ (21)
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 1,500				$ 3,166		$ 3,166
Warrants outstanding (in shares)	8,333,272				8,333,272		8,333,272
Exercise price of warrants (in dollars per share)	$ 11.50
Closing price (in dollars per share)	$ 0.18
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 1,068				$ 2,255		$ 2,255
Warrants outstanding (in shares)	5,933,333				5,933,333		5,933,333
MTAC Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, noncurrent	$ 2,568
Series B-3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants to purchase Series B-3 preferred stock (in shares)		2,239,309
Proceeds from exercise of preferred stock warrants		$ 4,530